Cover	Apr. 22, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Apr. 22, 2020
Entity File Number	0-25923
Entity Registrant Name	Eagle Bancorp, Inc.
Entity Central Index Key	0001050441
Entity Tax Identification Number	52-2061461
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	7830 Old Georgetown Road
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	986.1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	EGBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false